Significant transactions	6 Months Ended
Jun. 30, 2021
Significant Transactions [Abstract]
Significant transactions	Significant transactions
Significant transactions in 2021
Simbrinza US commercialization rights
On April 28, 2021, Alcon executed an Asset Purchase Agreement (“Agreement”) to acquire exclusive US commercialization rights to a pharmaceutical ophthalmic eye drop, Simbrinza (brinzolamide/brimonidine tartrate ophthalmic suspension) 1%/0.2% from Novartis AG. Under the terms of the Agreement, Alcon paid $355 million at closing on June 8, 2021 and recognized the intangible asset acquisition as currently marketed products within the Vision Care reportable segment. After closing, Alcon and Novartis immediately began a transition period during which Novartis continues to sell Simbrinza on Alcon's behalf. Following the transition period which Alcon anticipates will conclude in the second half of 2021, Alcon expects to manufacture and commercialize Simbrinza for the US market. Novartis retains all rights to Simbrinza® outside of the US.
Significant transactions in 2020
Series 2030 notes issuance
On May 27, 2020, Alcon, through its wholly owned subsidiary Alcon Finance Corporation (“AFC”), completed an offering of $750 million of non-current financial debt consisting of 2.600% senior notes due 2030.